Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Basic earnings per common share
Net income attributable to common shareholders	[1]	$ 2,066	$ 1,214	$ 1,620
Weighted average number of common shares outstanding	[1]	1,214	1,206	1,192
Basic earnings per common share	[1],[2]	$ 1.7	$ 1.01	$ 1.36
Diluted earnings per common share
Net income attributable to common shareholders	[1]	$ 2,066	$ 1,214	$ 1,620
Dilutive impact of share-based payment options and others	[1],[3]	(15)	(11)	(4)
Net income attributable to common shareholders (diluted)	[1]	$ 2,051	$ 1,203	$ 1,616
Weighted average number of common shares outstanding	[1]	1,214	1,206	1,192
Dilutive impact of share-based payment options and others	[1],[3]	7	5	7
Weighted average number of diluted common shares outstanding	[1]	1,221	1,211	1,199
Diluted earnings per common share	[1],[2]	$ 1.68	$ 0.99	$ 1.35

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.